Employee benefits - Pension and other post-employment benefits - Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2025 CAD ($)
Defined benefit pension plans [member] | Impact of 100 bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	$ (1,597)
Impact of decrease in actuarial assumption	1,967
Defined benefit pension plans [member] | Impact of 50 bps in rate of increase in future compensation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	24
Impact of decrease in actuarial assumption	(25)
Defined benefit pension plans [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	380
Post employment plan [member] | Impact of 100 bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	(182)
Impact of decrease in actuarial assumption	224
Post employment plan [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	23
Post employment plan [member] | Impact of 100 bps in Healthcare cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	51
Impact of decrease in actuarial assumption	$ (43)